Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	September 30, 2021	December 31, 2020
	$	$
Revolving Credit Facilities due through 2024	431,167	285,000
Senior Notes (9.25%) due November 15, 2022	243,395	243,395
Convertible Senior Notes (5%) due January 17, 2023	112,184	112,184
Norwegian Krone-denominated Bonds due through September 2025	348,630	355,514
U.S. Dollar-denominated Term Loans due through 2030	868,450	938,280
Euro-denominated Term Loans due through 2024	128,439	152,710
Total principal	2,132,265	2,087,083
Less unamortized discount and debt issuance costs	(19,086)	(31,976)
Total debt	2,113,179	2,055,107
Less current portion	(384,771)	(261,366)
Long-term portion	1,728,408	1,793,741